Lease (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Text Block [Abstract]
Weighted-average remaining lease term	2 years 6 months 18 days
Weighted-average discount rate lease liabilities percentage	2.86%
Operating lease liabilities	$ 314,000